Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 393.1	€ 826.0
Restricted cash	0.1	0.1
Cash and cash equivalents	393.2	826.1	€ 327.6	€ 219.2
Bank overdrafts	(10.7)	(1.3)
Cash and cash equivalents if different from statement of financial position	€ 382.5	€ 824.8	€ 327.6